CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities
Net earnings	$ 288.0	$ 197.6	$ 251.6
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	94.3	100.5	104.4
Deferred income taxes	17.0	(11.6)	24.8
Provision for doubtful accounts	24.1	29.2	25.9
Share-based compensation	31.5	30.0	31.4
Excess tax benefit on exercise of share-based awards	(7.3)	(0.3)	(1.3)
Change in operating assets and liabilities, excluding the impact of acquisitions:
Accounts receivable	(82.6)	48.3	(417.1)
Other assets	(35.9)	(9.2)	(48.2)
Other liabilities	67.6	(52.9)	97.7
Cash provided by operating activities	396.7	331.6	69.2
Cash Flows from Investing Activities
Capital expenditures	(44.7)	(72.0)	(64.9)
Acquisitions of businesses, net of cash acquired	(46.3)	(49.0)	(49.0)
Proceeds from the sale of property and equipment	3.4	3.7	4.4
Cash used in investing activities	(87.6)	(117.3)	(109.5)
Cash Flows from Financing Activities
Net change in short-term borrowings	(5.7)	(6.7)	15.6
Proceeds from long-term debt	3.9	751.6	0.8
Repayments of long-term debt	(269.5)	(703.2)	(1.1)
Proceeds from share-based awards	101.0	6.0	29.5
Other share-based transactions, net	16.1	(6.3)	1.3
Repurchases of common stock	0	(138.2)	(104.5)
Dividends paid	(72.0)	(67.8)	(65.1)
Cash used in financing activities	(226.2)	(164.6)	(123.5)
Effect of exchange rate changes on cash	6.6	17.9	(28.3)
Net increase (decrease) in cash and cash equivalents	89.5	67.6	(192.1)
Cash and cash equivalents, beginning of year	648.1	580.5	772.6
Cash and cash equivalents, end of year	737.6	648.1	580.5
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid	43.5	39.9	43.2
Income taxes paid, net	$ 60.3	$ 123.0	$ 170.7